UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04409

Investment Company Act File Number

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance California Municipal Opportunities Fund

Eaton Vance Massachusetts Municipal Income Fund

Eaton Vance National Municipal Income Fund

Eaton Vance New York Municipal Income Fund

Eaton Vance Ohio Municipal Income Fund

Eaton Vance

California Municipal Opportunities Fund

December 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 99.1%

Security	Principal Amount (000’s omitted)	Value
Education — 5.9%
California Educational Facilities Authority, (Claremont McKenna College), 5.25%, 1/1/30	$1,000	$1,066,880
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	2,895	2,959,645
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	915	993,233
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	960	1,041,005
California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/28(1)	380	426,037
California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/38(1)	2,000	2,153,600
California State University, 5.25%, 11/1/31	1,465	1,599,033
University of California, 5.00%, 5/15/35	4,215	4,828,282

		$15,067,715

Electric Utilities — 4.6%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$895	$906,322
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,080	1,167,350
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,455	1,571,124
Southern California Public Power Authority, (Canyon Power), 1.93%, (SIFMA + 0.25%), 5/1/21 (Put Date), 7/1/40(2)	5,000	4,979,200
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	2,160	2,250,374
Vernon, Electric System Revenue, 5.125%, 8/1/21	800	813,744

		$11,688,114

Escrowed/Prerefunded — 1.0%
California, Prerefunded to 4/1/19, 6.00%, 4/1/38	$355	$358,951
California Health Facilities Financing Authority, (Catholic Healthcare West), Prerefunded to 7/1/19, 6.00%, 7/1/29	1,855	1,895,958
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	365	372,450

		$2,627,359

General Obligations — 26.1%
Cabrillo Unified School District, (Election of 2018), 4.00%, 8/1/26	$180	$204,246
Cabrillo Unified School District, (Election of 2018), 4.00%, 8/1/30	75	82,341
Cabrillo Unified School District, (Election of 2018), 4.00%, 8/1/40	510	526,488
California, 1.93%, (SIFMA + 0.25%), 5/1/21 (Put Date), 5/1/33(2)	4,200	4,190,592
California, 2.11%, (SIFMA + 0.43%), 12/1/23 (Put Date), 12/1/29(2)	3,000	2,996,940
California, 5.50%, 11/1/35	2,500	2,651,550
California, 6.00%, 4/1/38	645	651,244
Campbell Union High School District, (Election of 2016), 5.00%, 8/1/34	3,910	4,554,524
Desert Community College District, 5.00%, 8/1/37	6,040	6,950,409
Glendale Community College District, (Election of 2016), 5.00%, 8/1/33	550	653,686
Los Angeles Community College District, (Election of 2008), 4.00%, 8/1/37	3,000	3,110,460
Mariposa County Unified School District, (Election of 2016), 5.00%, 8/1/40	1,315	1,484,451
Mariposa County Unified School District, (Election of 2016), 5.00%, 8/1/43	1,265	1,423,454
Mt. San Antonio Community College District, (Election of 2008), 5.00%, 6/1/33	750	858,983
Oxnard Union High School District, (Election of 2018), 4.00%, 8/1/38	1,000	1,046,570
Oxnard Union High School District, (Election of 2018), 5.00%, 8/1/33	1,000	1,165,580

1

Security	Principal Amount (000’s omitted)	Value
Oxnard Union High School District, (Election of 2018), 5.00%, 8/1/34	$1,750	$2,031,925
Oxnard Union High School District, (Election of 2018), 5.00%, 8/1/35	1,805	2,090,425
Oxnard Union High School District, (Election of 2018), 5.00%, 8/1/36	2,940	3,380,971
Pittsburg Unified School District, (Election of 2014), 5.00%, 8/1/40	1,235	1,404,874
Pittsburg Unified School District, (Election of 2014), 5.00%, 8/1/42	1,545	1,751,906
Redding School District, (Election of 2018), 5.00%, 8/1/42	1,545	1,754,147
San Juan Unified School District, (Election of 2012), 4.00%, 8/1/29(3)	3,000	3,298,290
San Luis Coastal Unified School District, (Election of 2014), 5.00%, 8/1/35	2,025	2,337,701
San Luis Coastal Unified School District, (Election of 2014), 5.00%, 8/1/36	3,550	4,082,464
Santa Clara County, (Election of 2008), Prerefunded to 8/1/19, 5.00%, 8/1/39(4)	5,400	5,507,946
Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/32	700	836,129
Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/34	200	236,858
Tahoe-Truckee Unified School District, (Election of 2014), 5.00%, 8/1/33	500	586,925
Tahoe-Truckee Unified School District, (Election of 2014), 5.00%, 8/1/36	1,000	1,155,900
Templeton Unified School District, (Election of 2012), 4.00%, 8/1/37	535	560,284
Templeton Unified School District, (Election of 2012), 4.00%, 8/1/38	430	448,266
Templeton Unified School District, (Election of 2012), 4.00%, 8/1/39	625	648,156
Westminster School District, (Election of 2016), 5.00%, 8/1/38	400	452,988
Westminster School District, (Election of 2016), 5.00%, 8/1/39	585	660,804
Westminster School District, (Election of 2016), 5.00%, 8/1/42	1,000	1,124,540

		$66,903,017

Hospital — 12.3%
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/39	$3,755	$3,792,137
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	735	805,714
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	1,050	1,147,366
California Health Facilities Financing Authority, (Providence Health & Services), 5.00%, 10/1/44	4,100	4,545,547
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,500	1,663,875
California Health Facilities Financing Authority, (St. Joseph Health System), 5.50%, 7/1/29	1,500	1,529,595
California Health Facilities Financing Authority, (Sutter Health), 4.00%, 11/15/38	2,000	2,051,560
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/41	4,985	5,511,366
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/24	800	892,176
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/25	200	222,476
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2017A, 5.00%, 11/1/25	800	901,240
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/26	500	567,420
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/27	165	182,147
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/29	105	115,147
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/30	150	163,829
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/33	425	465,354
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	500	529,010
California Statewide Communities Development Authority, (Kaiser Permanente), 1.60%, 4/1/32(5)	3,000	3,000,000
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/38	2,000	2,200,600
Washington Township Health Care District, 5.25%, 7/1/30	1,240	1,291,758

		$31,578,317

2

Security	Principal Amount (000’s omitted)	Value
Insured – Electric Utilities — 1.8%
Puerto Rico Electric Power Authority, (NPFG), 5.00%, 7/1/23	$125	$125,539
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/22	1,500	1,558,095
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	2,000	2,071,340
Puerto Rico Electric Power Authority, (NPFG), Series QQ, 5.00%, 7/1/22	180	181,145
Puerto Rico Electric Power Authority, (NPFG), Series RR, 5.00%, 7/1/22	140	140,890
Puerto Rico Electric Power Authority, (NPFG), Series RR, 5.00%, 7/1/24	300	301,182
Puerto Rico Electric Power Authority, (NPFG), Series SS, 5.00%, 7/1/24	130	130,512

		$4,508,703

Insured – General Obligations — 6.3%
Compton Community College District, (Election of 2014), (BAM), 5.00%, 8/1/36	$1,690	$1,896,839
Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/33	710	810,763
Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/34	825	937,274
Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/35	955	1,082,196
Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/36	1,015	1,145,793
Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/37	1,135	1,276,353
Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/38	1,175	1,317,128
Galt Joint Union High School District, (Election of 2016), (BAM), 5.00%, 8/1/37	500	568,775
Galt Joint Union High School District, (Election of 2016), (BAM), 5.00%, 8/1/38	500	566,960
Galt Joint Union High School District, (Election of 2016), (BAM), 5.00%, 8/1/43	1,000	1,125,260
Sanger Unified School District, (Election of 2016), (BAM), 5.00%, 8/1/36	100	113,452
Sanger Unified School District, (Election of 2016), (BAM), 5.00%, 8/1/45	4,790	5,354,885

		$16,195,678

Insured – Special Tax Revenue — 0.6%
Successor Agency to San Francisco City and County Redevelopment Agency, (NPFG), 5.00%, 8/1/41	$1,320	$1,469,332

		$1,469,332

Insured – Transportation — 1.9%
Alameda Corridor Transportation Authority, (AGM), 5.00%, 10/1/37	$3,075	$3,447,383
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/24	1,800	1,553,310

		$5,000,693

Other Revenue — 6.7%
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/33	$1,740	$1,950,923
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/34	1,290	1,443,239
California Infrastructure and Economic Development Bank, (California Academy of Sciences), 2.133%, (70% of 1 mo. USD LIBOR + 0.38%), 8/1/21 (Put Date), 8/1/47(2)	2,500	2,497,000
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.844%, (70% of 1 mo. USD LIBOR + 0.20%), 4/1/21 (Put Date), 4/1/38(2)	700	699,160
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.844%, (70% of 1 mo. USD LIBOR + 0.20%), 4/1/21 (Put Date), 10/1/47(2)	10,280	10,267,664
Morongo Band of Mission Indians, 5.00%, 10/1/42(1)	440	449,847

		$17,307,833

Senior Living/Life Care — 1.9%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$615	$665,498
California Municipal Finance Authority, (Channing House), 5.00%, 5/15/37	250	287,952

3

Security	Principal Amount (000’s omitted)	Value
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/23	$500	$547,835
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/26	500	555,785
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/27	780	862,532
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41(1)	1,000	1,039,460
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	715	800,829

		$4,759,891

Special Tax Revenue — 7.0%
Chula Vista Municipal Financing Authority, 5.50%, 9/1/30	$1,525	$1,714,329
Contra Costa Transportation Authority, Sales Tax Revenue, 1.894%, (70% of 1 mo. USD LIBOR + 0.25%), 9/1/21 (Put Date), 3/1/34(2)	6,000	5,994,300
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/30	580	627,084
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/31	465	501,261
Irvine Community Facilities District No. 2013-3, (Great Park), Series 2014, 5.00%, 9/1/32	450	484,133
Irvine Community Facilities District No. 2013-3, (Great Park), Series 2018, 5.00%, 9/1/32	625	698,313
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/33	545	584,605
Irvine Community Facilities District No. 2013-3, (Great Park), Series 2014, 5.00%, 9/1/34	360	385,016
Irvine Community Facilities District No. 2013-3, (Great Park), Series 2018, 5.00%, 9/1/34	765	846,472
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/35	1,150	1,268,852
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/38	1,000	1,093,950
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	520	563,035
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/27	515	562,849
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	775	843,045
Successor Agency to San Francisco City and County Redevelopment Agency, 5.00%, 8/1/37	1,630	1,838,868

		$18,006,112

Transportation — 18.8%
Alameda Corridor Transportation Authority, 5.00%, 10/1/36	$2,250	$2,488,343
Alameda Corridor Transportation Authority, 5.00%, 10/1/37	2,200	2,425,192
Bay Area Toll Authority, (San Francisco Bay Area), 2.227%, (70% of 3 mo. USD LIBOR + 0.55%), 4/1/21 (Put Date), 4/1/45(2)	500	500,875
Burbank-Glendale-Pasadena Airport Authority, (AMT), 5.00%, 7/1/22	970	1,065,681
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/36	2,570	2,848,382
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/37	1,025	1,131,703
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/43	2,000	2,181,420
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(4)	3,080	3,205,171
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 4.00%, 5/15/36	1,000	1,032,840
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/41	1,810	2,001,733

4

Security	Principal Amount (000’s omitted)	Value
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/46	$4,500	$4,950,135
Los Angeles Harbor Department, (AMT), 5.00%, 8/1/21	1,000	1,073,430
Port of Oakland, (AMT), 5.00%, 11/1/24	3,000	3,432,300
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/24	3,600	3,849,444
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/41	3,655	4,026,348
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/44	2,465	2,690,745
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/46	2,330	2,558,806
San Jose, Airport Revenue, (AMT), 5.00%, 3/1/28	935	1,091,538
San Jose, Airport Revenue, (AMT), 5.00%, 3/1/29	285	331,580
San Jose, Airport Revenue, (AMT), 5.00%, 3/1/37	1,735	1,952,378
San Jose, Airport Revenue, (AMT), 5.00%, 3/1/41	3,000	3,343,980

		$48,182,024

Water and Sewer — 4.2%
California Department of Water Resources, (Central Valley Project), 1.90%, (SIFMA+ 0.22%), 12/1/20 (Put Date), 12/1/35(2)	$3,700	$3,694,598
Eastern Municipal Water District, Water and Wastewater Revenue, 1.944%, (70% of 1 mo. USD LIBOR + 0.30%), 10/1/21 (Put Date), 7/1/30(2)	2,500	2,491,250
Eastern Municipal Water District, Water and Wastewater Revenue, 1.96%, (SIFMA + 0.25%), 10/1/21 (Put Date), 7/1/46(2)	2,000	2,000,500
Ross Valley Public Financing Authority, (Sanitary District No. 1 of Marin County), 5.00%, 1/1/36	495	560,840
Ross Valley Public Financing Authority, (Sanitary District No. 1 of Marin County), 5.00%, 1/1/39	500	564,140
San Francisco City and County Public Utilities Commission, Water Revenue, Green Bonds, 5.00%, 11/1/39	1,290	1,448,218

		$10,759,546

Total Tax-Exempt Municipal Securities — 99.1% (identified cost $248,737,329)		$254,054,334

Taxable Municipal Securities — 2.4%

Security	Principal Amount (000’s omitted)	Value
Hospital — 1.5%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$3,750	$3,967,163

		$3,967,163

Insured – Special Tax Revenue — 0.4%
Successor Agency to Pittsburg Redevelopment Agency, (AGM), 3.388%, 8/1/22	$955	$965,648

		$965,648

Special Tax Revenue — 0.5%
Successor Agency to San Diego Redevelopment Agency, 3.25%, 9/1/22	$250	$254,078
Successor Agency to San Diego Redevelopment Agency, 3.375%, 9/1/23	250	255,335

5

Security	Principal Amount (000’s omitted)	Value
Successor Agency to San Diego Redevelopment Agency, 3.50%, 9/1/24	$250	$256,777
Successor Agency to San Diego Redevelopment Agency, 3.625%, 9/1/25	250	258,370
Successor Agency to San Diego Redevelopment Agency, 3.75%, 9/1/26	250	258,730

		$1,283,290

Total Taxable Municipal Securities — 2.4% (identified cost $6,082,525)		$6,216,101

Corporate Bonds & Notes — 0.9%

Security	Principal Amount (000’s omitted)	Value
Other — 0.9%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$2,080	$2,136,659

Total Corporate Bonds & Notes — 0.9% (identified cost $2,080,000)		$2,136,659

Total Investments — 102.4% (identified cost $256,899,854)		$262,407,094

Other Assets, Less Liabilities — (2.4)%		$(6,066,504)

Net Assets — 100.0%		$256,340,590

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2018, 10.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.9% to 4.2% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2018, the aggregate value of these securities is $6,205,603 or 2.4% of the Fund’s net assets.

(2)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2018.

(3)	When-issued security.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(5)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at December 31, 2018.

6

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guarantee Corp.

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at December 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$254,054,334	$—	$254,054,334
Taxable Municipal Securities	—	6,216,101	—	6,216,101
Corporate Bonds & Notes	—	2,136,659	—	2,136,659
Total Investments	$—	$262,407,094	$—	$262,407,094

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance

Massachusetts Municipal Income Fund

December 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.6%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 5.5%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	$4,000	$4,067,359
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	3,105	4,023,397

		$8,090,756

Education — 26.8%
Massachusetts Development Finance Agency, (Babson College), 5.00%, 10/1/42	$1,500	$1,693,470
Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/39	2,000	2,245,120
Massachusetts Development Finance Agency, (Boston University), 5.00%, 10/1/46	2,000	2,236,380
Massachusetts Development Finance Agency, (Brandeis University), 5.00%, 10/1/24	315	365,104
Massachusetts Development Finance Agency, (Brandeis University), 5.00%, 10/1/25	330	388,743
Massachusetts Development Finance Agency, (Brandeis University), 5.00%, 10/1/26	265	316,312
Massachusetts Development Finance Agency, (College of the Holy Cross), 5.00%, 9/1/21	450	486,878
Massachusetts Development Finance Agency, (College of the Holy Cross), 5.00%, 9/1/22	325	360,584
Massachusetts Development Finance Agency, (College of the Holy Cross), 5.00%, 9/1/23	400	454,096
Massachusetts Development Finance Agency, (College of the Holy Cross), 5.00%, 9/1/24	725	840,007
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/33	1,550	1,717,973
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/35	1,660	1,828,872
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/34	2,570	3,024,093
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,100	1,148,829
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	1,950	2,159,703
Massachusetts Development Finance Agency, (Olin College), 5.00%, 11/1/38	1,750	1,913,555
Massachusetts Development Finance Agency, (Tufts University), (SPA: U.S. Bank, N.A.), 1.62%, 8/15/48(1)	4,990	4,990,000
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/36	1,575	1,730,610
Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/46	2,000	2,262,380
Massachusetts Development Finance Agency, (Worcester Polytechnic Institute), 5.00%, 9/1/42	2,500	2,807,775
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	6,641,400

		$39,611,884

Escrowed/Prerefunded — 6.2%
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 7.25%, 1/1/32	$1,140	$1,256,918
Massachusetts Development Finance Agency, (UMass Memorial), Prerefunded to 7/1/21, 5.50%, 7/1/31	1,040	1,129,201
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), Prerefunded to 7/1/19, 5.75%, 7/1/36	2,120	2,162,421
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/22	1,590	1,606,822
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/23	1,195	1,207,643

1

Security	Principal Amount (000’s omitted)	Value
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/25	$1,580	$1,596,717
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	245	248,435

		$9,208,157

General Obligations — 15.8%
Brookline, 5.00%, 3/15/25	$1,740	$2,047,354
Cambridge, 5.00%, 2/15/27	750	911,520
Danvers, 5.25%, 7/1/36	2,800	2,994,908
Lexington, 4.00%, 2/1/23	970	1,050,345
Massachusetts, 5.00%, 3/1/31	4,000	4,491,560
Plymouth, 5.00%, 5/1/26	710	758,862
Plymouth, 5.00%, 5/1/28	1,160	1,239,008
Plymouth, 5.00%, 5/1/31	1,090	1,160,131
Plymouth, 5.00%, 5/1/32	1,000	1,063,170
Swampscott, 5.00%, 1/15/25	310	363,056
Swampscott, 5.00%, 1/15/26	355	422,524
Wayland, 5.00%, 2/1/33	1,790	1,896,845
Wayland, 5.00%, 2/1/36	2,680	2,836,030
Westborough, 4.00%, 8/1/28	1,170	1,304,129
Winchester, 5.00%, 4/15/36	775	824,468

		$23,363,910

Hospital — 11.3%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/27	$1,100	$1,178,210
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	1,840	2,096,275
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/36	1,690	1,911,171
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/41	1,060	1,178,296
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	2,000	2,154,920
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/37	1,600	1,811,520
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	2,795	3,025,224
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	760	836,684
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	55	58,828
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	1,645	1,707,214
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	750	761,610

		$16,719,952

Housing — 2.0%
Massachusetts Housing Finance Agency, (Mill Road Apartments), 2.26%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(2)	$3,000	$3,000,000

		$3,000,000

Industrial Development Revenue — 0.9%
National Finance Authority, NH, (Covanta), 4.625%, 11/1/42(3)	$670	$642,403
National Finance Authority, NH, (Covanta), (AMT), 4.875%, 11/1/42(3)	740	725,133

		$1,367,536

2

Security	Principal Amount (000’s omitted)	Value
Insured – Education — 4.7%
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(4)	$5,460	$6,926,884

		$6,926,884

Insured – Escrowed/Prerefunded — 1.0%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), Prerefunded to 11/15/19, 5.00%, 11/15/25	$1,395	$1,433,432
Massachusetts Turnpike Authority, (NPFG), Escrowed to Maturity, 5.00%, 1/1/20	65	66,068

		$1,499,500

Insured – Special Tax Revenue — 5.6%
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/26	$1,760	$2,037,499
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	4,955	6,299,688

		$8,337,187

Insured – Transportation — 6.9%
Massachusetts Port Authority, (Bosfuel Project), (NPFG), (AMT), 5.00%, 7/1/32	$2,790	$2,797,282
Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	8,000	7,494,880

		$10,292,162

Other Revenue — 0.6%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), 5.00%, 1/1/23	$775	$863,513

		$863,513

Senior Living/Life Care — 2.6%
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	$525	$539,385
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/33(3)	205	213,083
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/38(3)	135	137,626
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(3)	595	595,107
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(3)	2,465	2,419,595

		$3,904,796

Special Tax Revenue — 1.1%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/31	$1,240	$1,585,588

		$1,585,588

Student Loan — 2.8%
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/23	$3,700	$4,077,696

		$4,077,696

Transportation — 5.8%
Massachusetts, (Accelerated Bridge Program), 5.00%, 6/15/27	$2,000	$2,296,080
Massachusetts Port Authority, 5.00%, 7/1/28	3,750	3,923,325
Massachusetts Port Authority, (AMT), 5.00%, 7/1/34	2,110	2,405,695

		$8,625,100

Total Tax-Exempt Investments — 99.6% (identified cost $139,314,279)		$147,474,621

Other Assets, Less Liabilities — 0.4%		$546,010

Net Assets — 100.0%		$148,020,631

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2018, 18.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 11.3% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2018.

(2)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2018.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2018, the aggregate value of these securities is $4,732,947 or 3.2% of the Fund’s net assets.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	50	Short	3/20/19	$(7,300,000)	$(342,800)

					$(342,800)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guarantee Corp.

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	-	Standby Bond Purchase Agreement

At December 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $342,800.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

4

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$147,474,621	$—	$147,474,621
Total Investments	$—	$147,474,621	$—	$147,474,621

Liability Description
Futures Contracts	$(342,800)	$—	$—	$(342,800)
Total	$(342,800)	$—	$—	$(342,800)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

National Municipal Income Fund

December 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 101.1%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.2%
Connecticut, (State Revolving Fund), Green Bonds, 5.00%, 3/1/28	$10,000	$11,642,400
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	16,675	19,292,975

		$30,935,375

Cogeneration — 0.2%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(1)	$14,652	$4,395,694

		$4,395,694

Education — 9.6%
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 4.75%, 6/1/38(2)	$2,245	$2,297,982
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/34	18,920	22,262,975
New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/38	6,975	7,440,651
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/33	5,870	6,972,034
New Jersey Educational Facilities Authority, (Princeton University), 2017 Series B, 5.00%, 7/1/30	3,695	4,435,552
New Jersey Educational Facilities Authority, (Princeton University), 2017 Series I, 5.00%, 7/1/30	2,450	2,941,029
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38	25,335	29,733,409
New York Dormitory Authority, (State University of New York Dormitory Facilities), 5.00%, 7/1/43	4,200	4,792,620
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/30	2,165	2,553,249
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	9,930	10,813,969
Rutgers State University, NJ, 5.00%, 5/1/43(3)	37,000	40,770,670
University of California, 5.25%, 5/15/36	7,080	8,063,412
University of California, 5.25%, 5/15/37	13,000	14,777,620
University of California, 5.25%, 5/15/38	7,700	8,732,185
University of Texas, 3.00%, 8/15/35	1,750	1,665,947
University of Virginia, 5.00%, 4/1/38	23,205	26,902,253
University of Virginia, 5.00%, 4/1/39	40,970	47,334,689

		$242,490,246

Electric Utilities — 5.2%
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	$8,600	$8,773,978
Omaha Public Power District, NE, 5.00%, 2/1/39	12,805	14,361,448
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/28	6,025	6,783,668
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/32	10,000	10,909,400
Utility Debt Securitization Authority, NY, 5.00%, 12/15/30(3)	22,500	25,281,900
Utility Debt Securitization Authority, NY, 5.00%, 12/15/31(3)	27,500	30,831,625

Security	Principal Amount (000’s omitted)	Value
Utility Debt Securitization Authority, NY, 5.00%, 12/15/40	$13,260	$15,350,439
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	18,955	19,280,647

		$131,573,105

Escrowed/Prerefunded — 6.0%
Bexar County Health Facilities Development Corp., TX, (St. Luke’s Lutheran Hospital), Escrowed to Maturity, 7.00%, 5/1/21	$2,400	$2,553,048
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.00%, 7/15/30	9,530	9,951,893
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	14,295	14,964,435
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	4,505	4,926,893
North Carolina, Capital Improvement Limited Obligation Bonds, Prerefunded to 5/1/20, 5.25%, 5/1/31	16,475	17,223,624
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	4,800	4,869,216
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	3,900	3,956,238
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	605	613,724
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	3,490	3,719,642
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	4,515	4,812,087
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.45%, 12/1/35	12,125	12,945,378
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	3,795	4,090,820
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	17,620	18,993,479
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	3,585	3,864,451
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.50%, 12/1/36	10,000	10,871,000
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	9,170	11,327,059
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	1,000	1,053,390
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	12,500	13,167,375
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	8,705	8,882,669

		$152,786,421

General Obligations — 17.5%
Albany County, NY, 4.00%, 4/1/29	$3,980	$4,401,004
California, 2.11%, (SIFMA + 0.43%), 12/1/23 (Put Date), 12/1/29(4)	15,000	14,984,700
California, 5.00%, 11/1/31	10,000	11,178,200
Chicago Board of Education, IL, 5.00%, 12/1/21	1,980	2,057,576
Chicago Board of Education, IL, 5.00%, 12/1/46	15,110	15,064,217
Chicago Board of Education, IL, 5.00%, 12/1/46	2,855	2,846,349
Clackamas Community College District, OR, 5.00%, (0.00% until 6/15/20), 6/15/38	760	801,815
Clackamas Community College District, OR, 5.00%, (0.00% until 6/15/20), 6/15/39	1,000	1,052,690
Clackamas Community College District, OR, 5.00%, (0.00% until 6/15/20), 6/15/40	1,250	1,311,988
Coast Community College District, CA, (Election of 2012), 5.00%, 8/1/36	4,890	5,750,053
Desert Community College District, CA, 5.00%, 8/1/37	6,950	7,997,573
Georgetown Independent School District, TX, 2.50% to 8/1/19 (Put Date), 8/1/34	750	752,183
Haslett Public Schools, MI, 5.00%, 5/1/48	9,070	10,151,960
Hawaii, 5.00%, 1/1/34	14,200	16,668,812
Highland Local School District, OH, 5.00%, 12/1/38	970	1,066,835

Security	Principal Amount (000’s omitted)	Value
Illinois, 5.00%, 2/1/24	$10,705	$11,374,170
Illinois, 5.00%, 11/1/24	11,295	12,063,964
Illinois, 5.00%, 2/1/27	18,500	19,411,310
Illinois, 5.00%, 2/1/29	15,000	15,919,950
Illinois, 5.25%, 7/1/30	6,150	6,453,072
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,920	2,102,477
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/30	4,105	4,489,146
Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36	14,180	14,987,835
Massachusetts, 5.00%, 7/1/35	10,000	11,285,500
Massachusetts, 5.00%, 3/1/37	10,900	12,083,195
New York, NY, 4.00%, 3/1/36	8,000	8,426,400
New York, NY, 4.00%, 10/1/41	2,500	2,578,125
New York, NY, 4.00%, 12/1/41	6,005	6,213,734
New York, NY, 5.00%, 8/1/33	10,000	11,477,800
Oxnard Union High School District, CA, (Election of 2018), 5.00%, 8/1/43	4,000	4,527,000
Pittsburg Unified School District, CA, (Election of 2014), 5.00%, 8/1/47	7,345	8,275,611
Portland Community College District, OR, 5.00%, 6/15/32	2,700	3,140,262
Portland Community College District, OR, 5.00%, 6/15/33	1,875	2,173,838
Santa Clara County, CA, (Election of 2008), Prerefunded to 8/1/19, 5.00%, 8/1/39(3)	57,400	58,547,426
Washington, 5.00%, 2/1/33	14,800	16,523,904
Washington, 5.00%, 8/1/35	15,130	17,577,126
Washington, 5.00%, 2/1/36	10,110	11,320,875
Washington, 5.00%, 2/1/40	27,390	31,061,903
Westchester County, NY, 4.00%, 12/1/29	9,600	10,752,000
Will County Community Unit School District No. 365-U, IL, (Valley View), 5.75%, 11/1/31	12,995	14,346,740
Wisconsin, 5.00%, 5/1/38	25,000	28,106,500

		$441,305,818

Hospital — 11.6%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$5,700	$6,089,766
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(3)	36,700	37,679,156
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	17,530	19,445,152
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	25,465	28,064,467
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/41	5,000	5,527,950
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	13,675	14,820,418
California Health Facilities Financing Authority, (Sutter Health), Series 2016A, 5.00%, 11/15/46	6,680	7,329,363
California Health Facilities Financing Authority, (Sutter Health), Series 2016B, 5.00%, 11/15/46	28,695	31,735,235
Idaho Health Facilities Authority, (Trinity Health Credit Group), 5.00%, 12/1/45	2,175	2,381,821
Illinois Finance Authority, (Edward-Elmhurst Healthcare), 2.46%, (SIFMA + 0.75%), 7/1/23 (Put Date), 1/1/46(4)	9,500	9,503,135
Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/33	10,000	10,501,900
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/26	7,500	8,768,550
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/33	2,500	2,850,025
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	3,005	3,277,764
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/42	2,500	2,797,050
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/30	7,505	8,336,479
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/37	1,000	1,120,320
New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 8/1/28	1,700	1,988,898
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/38	1,750	1,878,380

Security	Principal Amount (000’s omitted)	Value
Oklahoma Development Finance Authority, (OU Medicine), 5.25%, 8/15/43	$5,200	$5,649,540
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/35	2,260	2,499,402
University of California, Medical Center Revenue, 5.00%, 5/15/47	10,035	11,176,883
University of Kansas Hospital Authority, 5.00%, 9/1/45	25,500	27,801,375
Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/42	2,250	2,481,097
Washington Township Health Care District, CA, 6.25%, 7/1/39	16,675	16,944,801
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	21,895	23,923,791

		$294,572,718

Housing — 1.0%
Massachusetts Housing Finance Agency, (Mill Road Apartments), 2.26%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(4)	$4,000	$4,000,000
Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.26%, (SIFMA + 0.55%), 12/12/23 (Put Date), 7/1/41(4)	10,000	10,000,000
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	10,640	10,197,057

		$24,197,057

Industrial Development Revenue — 1.8%
Metropolitan Nashville Airport Authority, TN, (Aero Nashville), 5.20%, 7/1/26	$335	$345,693
Miami-Dade County Industrial Development Authority, FL, (Waste Management, Inc.), (AMT), 2.51%, (SIFMA + 0.80%), 11/1/21 (Put Date), 11/1/48(4)	5,000	5,001,150
Mission Economic Development Corp., TX, (Waste Management, Inc.), (AMT), 2.51%, (SIFMA + 0.80%), 11/1/21 (Put Date), 11/1/48(4)	10,000	10,002,400
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	28,150	28,792,101
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(2)	475	464,997

		$44,606,341

Insured – Education — 0.0%(5)
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	$435	$445,127

		$445,127

Insured – General Obligations — 0.7%
Cotati-Rohnert Park Unified School District, CA, (Election of 2016), (AGM), 5.00%, 8/1/40	$3,100	$3,459,507
Cotati-Rohnert Park Unified School District, CA, (Election of 2016), (AGM), 5.00%, 8/1/42	3,750	4,174,237
Santa Rosa High School District, CA, (Election of 2014), (AGM), 5.00%, 8/1/43	8,040	9,116,717

		$16,750,461

Insured – Hospital — 0.5%
Medford Hospital Facilities Authority, OR, (Asante Health System), (AGM), 5.50%, 8/15/28	$12,000	$12,637,080

		$12,637,080

Insured – Other Revenue — 1.2%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$58,155	$30,085,326

		$30,085,326

Insured – Special Tax Revenue — 2.2%
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	$11,000	$13,880,240
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	3,080	3,915,850
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	153,860	37,327,975

		$55,124,065

Security	Principal Amount (000’s omitted)	Value
Insured – Transportation — 2.0%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	$13,335	$5,705,780
North Texas Tollway Authority, (AGC), 6.20%, 1/1/42	37,070	44,183,733

		$49,889,513

Lease Revenue/Certificates of Participation — 1.5%
Hudson Yards Infrastructure Corp., NY, 4.00%, 2/15/44	$7,770	$7,992,378
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/34	9,060	9,820,768
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/35	13,300	14,371,315
Virginia Public Building Authority, (AMT), 5.00%, 8/1/26	4,015	4,694,860

		$36,879,321

Nursing Home — 0.3%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$6,440	$6,551,798

		$6,551,798

Other Revenue — 3.0%
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(6)	$250	$45,000
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.50%, 12/1/53	1,840	1,998,019
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(2)	1,865	1,963,304
Kalispel Tribe of Indians, WA, Series B, 5.25%, 1/1/38(2)	1,000	1,052,710
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/33	10,000	11,213,400
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	19,645	22,466,415
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	4,845	5,231,486
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/32	29,755	32,024,711
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.779%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(4)	1,000	1,009,500

		$77,004,545

Senior Living/Life Care — 1.1%
Delaware Economic Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/48	$2,500	$2,697,825
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(7)	409	110,475
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/47	7,500	7,504,875
North Miami, FL, (Imperial Club), 6.125%, 1/1/42	16,435	16,139,828
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/31	1,010	1,081,336
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/32	525	560,474
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 5.00%, 9/15/40	750	765,675

		$28,860,488

Special Tax Revenue — 7.8%
Lafayette Parish School Board, LA, Sales Tax Revenue, 4.00%, 4/1/35	$500	$526,910
Lafayette Parish School Board, LA, Sales Tax Revenue, 5.00%, 4/1/48	3,000	3,365,340
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(6)	230	0
New River Community Development District, FL, (Capital Improvements), 5.35%, 5/1/38(6)	80	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	390	375,874

Security	Principal Amount (000’s omitted)	Value
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/37	$3,700	$3,864,724
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 5/1/42	5,795	5,942,888
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/35	10,485	12,120,450
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 5/1/36	4,750	5,517,790
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/36	10,000	11,230,000
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 5/1/38	10,150	11,710,258
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 2/1/39	5,000	5,596,100
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 5/1/39	9,240	10,497,657
New York City Transitional Finance Authority, NY, Future Tax Revenue, 2018 Series A, 5.00%, 8/1/39	11,845	13,499,747
New York City Transitional Finance Authority, NY, Future Tax Revenue, 2015 Series B, 5.00%, 8/1/39	8,550	9,463,739
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/43	21,520	23,576,239
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/45	10,000	11,050,900
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/36	8,000	9,121,920
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/40	10,000	11,327,300
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43	6,120	6,685,304
New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/27	1,620	1,909,332
New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/28	1,705	2,025,557
New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/29	1,790	2,130,780
New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/31	970	1,135,744
New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/32	2,070	2,408,528
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/35	10,000	11,302,500
Sales Tax Asset Receivable Corp., NY, 4.00%, 10/15/32	6,195	6,643,952
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	470	452,685
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	345	303,524
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	1,532	980,254
Texas Transportation Commission, 5.00%, 4/1/33(3)	10,000	11,300,000

		$196,065,996

Student Loan — 0.2%
Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$760	$775,025
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/28	5,340	5,585,907

		$6,360,932

Transportation — 20.3%
Charleston County Airport District, SC, (AMT), 5.50%, 7/1/38	$10,000	$11,074,900
Chicago, IL, (Midway International Airport), 5.00%, 1/1/33	6,025	6,600,568
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/34	5,250	5,662,860
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/36	6,000	6,648,240
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/23	1,125	1,229,940
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	16,100	17,576,209
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/33	7,300	7,978,243
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	10,395	11,586,891
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/30	11,445	12,631,732
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	5,495	6,092,636
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 12/1/37	10,000	11,327,400
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/41	2,935	3,222,718

Security	Principal Amount (000’s omitted)	Value
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/43	$10,000	$11,134,500
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	7,670	8,316,351
Illinois Toll Highway Authority, 5.00%, 1/1/33	2,015	2,235,159
Illinois Toll Highway Authority, 5.00%, 1/1/40	1,000	1,103,440
Kansas Department of Transportation, 5.00%, 9/1/30	20,000	22,884,600
Kansas Department of Transportation, 5.00%, 9/1/32	4,275	5,040,524
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.00%, 5/15/35(3)	7,200	7,492,608
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/40	6,000	6,639,240
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/41	9,000	9,955,800
Louisiana Offshore Terminal Authority, (LOOP LLC), 2.00% to 10/1/22 (Put Date), 10/1/40	2,000	1,978,560
Louisville Regional Airport Authority, KY, (AMT), 5.00%, 7/1/23	2,250	2,487,713
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/35	1,050	1,178,909
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/35	3,440	3,880,458
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/36	3,615	4,062,248
Metropolitan Transportation Authority, NY, 2.224%, (67% of 1 mo. USD LIBOR + 0.65%), 7/1/21 (Put Date), 11/1/26(4)	10,000	10,003,900
Metropolitan Transportation Authority, NY, 5.25%, 11/15/33	5,550	6,196,630
Metropolitan Transportation Authority, NY, Green Bonds, 0.00%, 11/15/32	16,710	10,202,290
Metropolitan Transportation Authority, NY, Green Bonds, 4.00%, 11/15/35	1,785	1,849,920
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/42	2,000	2,221,020
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/33	23,600	25,824,772
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/36	10,000	10,882,500
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/38	2,560	2,885,888
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/40	10,000	11,097,200
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/41	2,470	2,760,571
New Jersey Transportation Trust Fund Authority, (Transportation Program), 2.91%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(4)	2,275	2,295,703
New Jersey Turnpike Authority, 4.00%, 1/1/43	4,625	4,740,995
New Jersey Turnpike Authority, 5.00%, 1/1/32	4,725	5,521,919
New Jersey Turnpike Authority, Series 2014A, 5.00%, 1/1/31	10,000	11,232,300
New Jersey Turnpike Authority, Series 2015E, 5.00%, 1/1/31	3,980	4,478,813
New Jersey Turnpike Authority, Series 2017B, 5.00%, 1/1/31	5,760	6,776,467
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	14,090	14,864,105
North Texas Tollway Authority, 5.00%, 1/1/29	5,000	5,745,700
Oregon Department of Transportation, 5.00%, 11/15/38	12,425	13,773,485
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	11,855	12,397,485
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	3,145	3,291,305
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	5,005	5,319,714
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/34	10,800	11,158,884
Port Authority of New York and New Jersey, (AMT), 5.00%, 9/15/23	17,325	19,429,814
Port Authority of New York and New Jersey, (AMT), 5.00%, 9/15/31	10,000	11,623,300
Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/37	2,480	2,714,906
Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/38	7,165	8,051,454

Security	Principal Amount (000’s omitted)	Value
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/41	$23,630	$26,030,808
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/44	8,535	9,316,635
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/46	5,000	5,491,000
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	29,200	31,058,872
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	24,110	25,091,036

		$514,351,838

Water and Sewer — 6.2%
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	$22,500	$24,159,825
Detroit, MI, Water Supply System, 5.00%, 7/1/41	2,185	2,284,439
Detroit, MI, Water Supply System, 5.25%, 7/1/41	56,420	60,036,522
East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/35	6,335	7,461,173
East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/37	8,280	9,420,156
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	8,095	8,883,696
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/44	8,095	8,650,479
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/35	9,220	10,542,886
Northeast Ohio Regional Sewer District, 5.00%, 11/15/44	10,000	11,062,500
San Francisco City and County Public Utilities Commission, CA, Water Revenue, 5.00%, 11/1/47	4,675	5,205,706
Santa Clara Valley Water District, CA, 5.00%, 6/1/41	7,400	8,416,316

		$156,123,698

Total Tax-Exempt Municipal Securities — 101.1% (identified cost $2,457,528,528)		$2,553,992,963

Taxable Municipal Securities — 3.5%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(5)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$2,666	$799,863

		$799,863

General Obligations — 0.5%
Chicago, IL, 7.75%, 1/1/42	$11,005	$11,792,738

		$11,792,738

Hospital — 1.4%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$34,250	$36,233,418

		$36,233,418

Insured-Transportation — 1.6%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/26	$22,500	$16,447,725

Security	Principal Amount (000’s omitted)	Value
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/27	$34,390	$23,883,167

		$40,330,892

Total Taxable Municipal Securities — 3.5% (identified cost $81,831,841)		$89,156,911

Total Investments — 104.6% (identified cost $2,539,360,369)		$2,643,149,874

Other Assets, Less Liabilities — (4.6)%		$(115,756,626)

Net Assets — 100.0%		$2,527,393,248

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At December 31, 2018, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

California	21.3%
New York	18.6%
Texas	11.9%
Others, representing less than 10% individually	52.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2018, 7.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 3.4% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2018, the aggregate value of these securities is $5,778,993 or 0.2% of the Fund’s net assets.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(4)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2018.

(5)	Amount is less than 0.05%.

(6)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(7)	Security is in default and making only partial interest payments.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	1,500	Short	3/20/19	$(219,000,000)	$(10,284,002)

					$(10,284,002)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

Currency Abbreviations:

USD	-	United States Dollar

At December 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $10,284,002.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative contracts, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$2,553,992,963	$—	$2,553,992,963
Taxable Municipal Securities	—	89,156,911	—	89,156,911
Total Investments	$—	$2,643,149,874	$—	$2,643,149,874

Liability Description	Level 1	Level 2	Level 3	Total
Futures Contracts	$(10,284,002)	$—	$—	$(10,284,002)
Total	$(10,284,002)	$—	$—	$(10,284,002)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

New York Municipal Income Fund

December 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.2%
New York State Environmental Facilities Corp., 5.00%, 10/15/39	$5,910	$6,131,034
New York State Environmental Facilities Corp., Green Bonds, 5.00%, 8/15/41	1,095	1,254,793
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/36	4,000	4,711,640

		$12,097,467

Cogeneration — 1.4%
New York City Industrial Development Agency, (Brooklyn Navy Yard Cogeneration Partners, L.P.), (AMT), 5.65%, 10/1/28	$2,850	$2,877,474
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	2,185	2,185,415

		$5,062,889

Education — 13.7%
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/30	$250	$275,185
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/32	100	112,764
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/33	170	190,956
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/29	150	169,143
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/30	185	207,557
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/31	180	201,056
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/32	200	222,412
Dutchess County Local Development Corp., (Marist College), 5.00%, 7/1/38	690	792,217
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	1,250	1,361,837
Monroe County Industrial Development Corp., (Nazareth College of Rochester), 5.00%, 10/1/31	235	264,359
Monroe County Industrial Development Corp., (Nazareth College of Rochester), 5.00%, 10/1/32	260	291,226
Monroe County Industrial Development Corp., (University of Rochester), 4.00%, 7/1/43	1,500	1,543,575
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	1,650	1,675,525
New York Dormitory Authority, (City University), 6.00%, 7/1/20	5,000	5,199,200
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38	9,745	11,436,829
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(1)	10,000	10,154,300
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,500	2,537,950
New York Dormitory Authority, (Culinary Institute of America), 5.50%, 7/1/33	350	389,022
New York Dormitory Authority, (New York University), 5.00%, 7/1/34	1,500	1,741,785
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/31	250	269,040
New York Dormitory Authority, (State University), 5.50%, 5/15/19	670	679,474
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.50%, 7/1/40	5,500	5,802,940
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	970	1,007,888
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	2,515	2,596,813
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/33	1,775	1,993,698

1

Security	Principal Amount (000’s omitted)	Value
Tompkins County Development Corp., (Ithaca College), 5.00%, 7/1/34	$70	$80,786

		$51,197,537

Electric Utilities — 3.0%
Long Island Power Authority, Electric System Revenue, 5.00%, 9/1/29	$625	$734,806
Long Island Power Authority, Electric System Revenue, Series 2017, 5.00%, 9/1/37	1,000	1,135,990
Long Island Power Authority, Electric System Revenue, Series 2018, 5.00%, 9/1/37	2,000	2,293,480
New York Power Authority, 5.00%, 11/15/31	1,000	1,084,320
Utility Debt Securitization Authority, 5.00%, 12/15/33	2,895	3,231,399
Utility Debt Securitization Authority, 5.00%, 12/15/34	720	801,893
Utility Debt Securitization Authority, 5.00%, 12/15/40	1,740	2,014,311

		$11,296,199

Escrowed/Prerefunded — 0.6%
Brooklyn Arena Local Development Corp., (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	$1,260	$1,319,006
Metropolitan Transportation Authority, Prerefunded to 11/15/21, 5.00%, 11/15/27	940	1,025,587
New York City, Prerefunded to 4/1/19, 5.30%, 4/1/27	85	85,767

		$2,430,360

General Obligations — 11.1%
Albany County, 4.00%, 4/1/29	$6,965	$7,701,758
Bridgehampton Union Free School District, 4.00%, 3/15/38	960	1,011,130
Brookhaven, 4.00%, 9/15/29	3,805	4,194,480
Longwood Central School District, 4.00%, 6/15/29	1,490	1,664,673
Longwood Central School District, 4.00%, 6/15/30	1,550	1,714,904
Nassau County, 5.00%, 10/1/30	2,000	2,332,340
Nassau County, 5.00%, 10/1/37	215	243,253
New York City, 4.00%, 8/1/32	1,015	1,081,909
New York City, 4.00%, 8/1/34	3,400	3,602,810
New York City, 4.00%, 12/1/41	2,500	2,586,900
New York City, 5.00%, 8/1/28	3,595	4,182,243
New York City, 5.25%, 3/1/35	4,000	4,751,320
New York City, 5.30%, 4/1/27	10	10,084
New York City, 5.375%, 4/1/36	190	191,590
Poughkeepsie, 4.00%, 12/1/31	515	560,861
Rockville Centre, 4.00%, 11/15/37	550	586,284
Rockville Centre, 4.00%, 11/15/38	570	604,325
Rockville Centre, 4.00%, 11/15/39	540	569,819
Westchester County, 4.00%, 12/1/29	2,400	2,688,000
Westchester County, 4.00%, 7/1/33	1,205	1,320,318

		$41,599,001

Hospital — 5.6%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.00%, 7/1/35	$1,150	$1,291,852
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	370	393,721
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	2,435	2,582,902
Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 5.00%, 11/1/37	1,140	1,249,782
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	2,500	2,607,625
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/33	1,500	1,677,180
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/30	3,480	3,920,255
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(2)	4,500	5,050,710

2

Security	Principal Amount (000’s omitted)	Value
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	$2,190	$2,330,357

		$21,104,384

Housing — 2.4%
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	$300	$344,295
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/29	785	898,111
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/30	635	722,439
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/31	450	510,057
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/32	1,095	1,235,751
New York Housing Finance Agency, 5.25%, 11/1/41	2,000	2,018,860
New York Mortgage Agency, 3.65%, 4/1/32	1,000	1,016,180
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/27	235	271,026
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/28	350	401,408
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/29	200	228,418
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/42	1,250	1,366,500

		$9,013,045

Industrial Development Revenue — 4.7%
New York Energy Research and Development Authority, (New York Electric and Gas Corp.), 2.00% to 5/1/20 (Put Date), 6/1/29	$6,000	$5,978,100
New York Energy Research and Development Authority, (Rochester Gas and Electric Corp.), 2.875% to 7/1/25 (Put Date), 5/15/32	3,845	3,894,023
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(2)	4,020	4,031,015
Niagara Area Development Corp., (Covanta), (AMT), 4.75%, 11/1/42(2)	4,000	3,877,640

		$17,780,778

Insured – Education — 2.2%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$6,600	$8,245,578

		$8,245,578

Insured – Escrowed/Prerefunded — 4.0%
Brentwood Union Free School District, (AGC), Prerefunded to 11/15/19, 4.75%, 11/15/21	$1,875	$1,924,444
Brentwood Union Free School District, (AGC), Prerefunded to 11/15/19, 4.75%, 11/15/22	2,700	2,771,199
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	14,030	10,461,189

		$15,156,832

Insured – General Obligations — 1.8%
Nassau County, (AGM), 5.00%, 7/1/42	$1,310	$1,473,200
Oyster Bay, (AGM), 4.00%, 8/1/28	3,245	3,410,560
Syracuse, (AGM), 4.00%, 5/1/26	500	563,115
Syracuse, (AGM), 4.00%, 5/1/27	295	330,535
Syracuse, (AGM), 4.00%, 5/1/28	680	757,527
Syracuse, (AGM), 4.00%, 5/1/29	260	287,243

		$6,822,180

Insured-Other Revenue — 0.3%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$1,690	$1,126,943

		$1,126,943

Lease Revenue/Certificates of Participation — 4.0%
Hudson Yards Infrastructure Corp., 4.00%, 2/15/44	$2,850	$2,931,567
Hudson Yards Infrastructure Corp., 5.00%, 2/15/35	3,715	4,263,928

3

Security	Principal Amount (000’s omitted)	Value
Hudson Yards Infrastructure Corp., 5.00%, 2/15/38	$2,400	$2,724,936
New York State Urban Development Corp., 5.70%, 4/1/20	4,745	4,878,240

		$14,798,671

Other Revenue — 4.3%
Battery Park City Authority, 4.00%, 11/1/31	$2,175	$2,334,753
Brooklyn Arena Local Development Corp., (Barclays Center), 5.00%, 7/15/28	1,500	1,689,915
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/37	1,025	1,182,840
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/43	3,500	3,875,340
New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/39	1,000	1,001,220
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 5.00%, 7/1/30	365	419,480
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	5,000	5,436,600

		$15,940,148

Senior Living/Life Care — 2.9%
Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/30	$650	$731,529
Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/31	650	729,632
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	4,500	4,726,305
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	720	729,360
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	305	308,376
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	2,395	2,520,115
Tompkins County Development Corp., (Kendal at Ithaca), 5.00%, 7/1/34	100	105,595
Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/34	1,000	1,047,100

		$10,898,012

Special Tax Revenue — 20.1%
New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 8/1/37	$3,300	$3,446,916
New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 5/1/42	2,855	2,927,860
New York City Transitional Finance Authority, Future Tax Revenue, 4.25%, 11/1/33	495	531,120
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/36	1,605	1,620,055
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 8/1/38	1,500	1,666,830
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/39	2,160	2,453,998
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 11/1/39	5,000	5,248,400
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/41	1,750	1,926,750
New York Convention Center Development Corp., Hotel Unit Fee, 0.00%, 11/15/28	275	200,266
New York Dormitory Authority, Personal Income Tax Revenue, 4.25%, 8/15/41	3,020	3,121,170
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/29	60	67,622
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/43	4,800	5,258,640
New York Dormitory Authority, Personal Income Tax Revenue, Prerefunded to 3/15/19, 5.25%, 3/15/38	5,500	5,539,765
New York Dormitory Authority, Personal Income Tax Revenue, Series 2011A, 5.00%, 3/15/33	725	767,217
New York Dormitory Authority, Personal Income Tax Revenue, Series 2015A, 5.00%, 3/15/33	2,220	2,509,621
New York Dormitory Authority, Personal Income Tax Revenue, Series 2016A, 5.00%, 2/15/43	5,000	5,607,500
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/29	2,855	3,236,656

4

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	$4,600	$5,126,424
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	2,400	2,715,720
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/36	2,000	2,280,480
New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/33	1,890	2,190,491
Sales Tax Asset Receivable Corp., 4.00%, 10/15/32	4,830	5,180,030
Sales Tax Asset Receivable Corp., 5.00%, 10/15/27	5,000	5,788,600
Sales Tax Asset Receivable Corp., 5.00%, 10/15/28	5,000	5,779,750

		$75,191,881

Transportation — 12.6%
Buffalo and Fort Erie Public Bridge Authority, 5.00%, 1/1/37	$250	$282,085
Metropolitan Transportation Authority, 5.00%, 11/15/35	835	938,148
Metropolitan Transportation Authority, Green Bonds, 0.00%, 11/15/32	595	363,277
Metropolitan Transportation Authority, Green Bonds, 0.00%, 11/15/33	4,925	2,876,545
Metropolitan Transportation Authority, Green Bonds, 4.00%, 11/15/35	715	741,005
Nassau County Bridge Authority, 5.00%, 10/1/40	1,915	2,000,830
New York Thruway Authority, 5.00%, 1/1/31	2,000	2,351,200
New York Thruway Authority, Series L, 5.00%, 1/1/33	1,220	1,419,458
New York Thruway Authority, Series 2016A, 5.00%, 1/1/33	2,225	2,515,874
New York Thruway Authority, 5.00%, 1/1/37	2,050	2,348,500
New York Thruway Authority, 5.00%, 1/1/41	5,000	5,543,500
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	8,100	8,545,014
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/26	1,210	1,341,442
Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,500	2,944,850
Port Authority of New York and New Jersey, (AMT), 3.50%, 7/15/35	615	614,225
Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/31	7,565	7,832,801
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	1,530	1,728,931
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/44	2,500	2,705,550

		$47,093,235

Water and Sewer — 3.1%
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/35	$3,680	$4,208,006
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/39	2,500	2,789,650
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/46	305	340,917
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40	1,000	1,014,520
Suffolk County Water Authority, 5.00%, 6/1/36	2,800	3,334,548

		$11,687,641

Total Tax-Exempt Investments — 101.0% (identified cost $367,998,156)		$378,542,781

5

Miscellaneous — 0.3%

Security	Units	Value
Real Estate — 0.3%
CMS Liquidating Trust(2)(3)(4)	400	$1,155,951

Total Miscellaneous — 0.3% (identified cost $1,280,000)		$1,155,951

Total Investments — 101.3% (identified cost $369,278,156)		$379,698,732

Other Assets, Less Liabilities — (1.3)%		$(5,054,830)

Net Assets — 100.0%		$374,643,902

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2018, 8.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 2.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2018, the aggregate value of these securities is $14,115,316 or 3.8% of the Fund’s net assets.

(3)	Non-income producing.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	128	Short	3/20/19	$(18,688,000)	$(877,568)

					$(877,568)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guarantee Corp.

At December 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

6

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $877,568.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Investments	$—	$378,542,781	$—	$378,542,781
Miscellaneous	—	—	1,155,951	1,155,951
Total Investments	$—	$378,542,781	$1,155,951	$379,698,732

Liability Description
Futures Contracts	$(877,568)	$—	$—	$(877,568)
Total	$(877,568)	$—	$—	$(877,568)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2018 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance

Ohio Municipal Income Fund

December 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 106.4%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 6.7%
Ohio Water Development Authority, 4.00%, 6/1/36	$1,500	$1,585,695
Ohio Water Development Authority, 5.00%, 12/1/35	2,000	2,299,800
Ohio Water Development Authority, Water Pollution Control Loan Fund, 1.93%, (SIFMA + 0.22%), 12/1/20(1)	1,700	1,691,823
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	1,000	1,048,410
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	2,620	3,031,340

		$9,657,068

Education — 10.2%
Kent State University, 5.00%, 5/1/30	$1,185	$1,365,061
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/26	350	417,431
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/27	300	355,416
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/40	1,000	1,126,390
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 6.50%, 10/1/20	210	220,427
Ohio Higher Educational Facility Commission, (Denison University), 5.25%, 11/1/46	1,355	1,551,272
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	2,000	2,213,820
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/38	910	1,000,026
Ohio Higher Educational Facility Commission, (The College of Wooster), 5.00%, 9/1/36	1,000	1,123,760
Ohio Higher Educational Facility Commission, (University of Dayton), 5.00%, 12/1/32	550	617,116
Ohio State University, 5.00%, 12/1/29	1,060	1,305,973
Ohio University, 5.00%, 12/1/35	500	573,440
University of Cincinnati, 5.00%, 6/1/34	585	666,385
University of Cincinnati, 5.00%, 6/1/45	2,000	2,254,160

		$14,790,677

Electric Utilities — 2.7%
American Municipal Power, Inc., (Greenup Hydroelectric Facility), 5.00%, 2/15/46	$1,000	$1,098,360
American Municipal Power, Inc., (Meldahl Hydroelectric), 4.00%, 2/15/34	2,005	2,072,729
American Municipal Power, Inc., (Meldahl Hydroelectric), 5.00%, 2/15/33	595	667,893

		$3,838,982

Escrowed/Prerefunded — 2.9%
Cleveland, Income Tax Revenue, (Bridges and Roadways Improvements), Prerefunded to 10/1/22, 5.00%, 10/1/32	$1,000	$1,110,360
Lakewood City School District, Prerefunded to 11/1/22, 5.00%, 11/1/36	1,330	1,482,006
Ohio Higher Educational Facility Commission, (Summa Health System), Prerefunded to 5/15/20, 5.75%, 11/15/40	1,495	1,571,828
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	45	55,927

		$4,220,121

1

Security	Principal Amount (000’s omitted)	Value
General Obligations — 5.7%
Butler County, Special Tax Assessment, 5.50%, 12/1/28	$1,000	$1,002,900
Columbus City School District, 5.00%, 12/1/30	1,500	1,742,310
Cuyahoga Community College District, 3.50%, 12/1/39	1,400	1,377,502
Highland Local School District, 5.00%, 12/1/37	540	594,853
Highland Local School District, 5.00%, 12/1/39	1,100	1,207,888
Northwest Local School District, 5.00%, 12/1/40	500	555,955
Ohio, 5.00%, 5/1/33	1,500	1,763,040

		$8,244,448

Hospital — 19.2%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$2,450	$2,639,948
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	1,155	1,251,801
Allen County, (Mercy Health), 4.00%, 8/1/47(2)	5,150	5,181,106
Bluffton, (Blanchard Valley Health System), 5.00%, 12/1/31	750	853,305
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	2,500	2,647,350
Butler County, (UC Health), 4.00%, 11/15/37	920	930,939
Butler County, (UC Health), 5.00%, 11/15/28	590	686,742
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	750	860,377
Franklin County, (Nationwide Children’s Hospital), Prerefunded to 11/1/19, 5.00%, 11/1/34	950	974,206
Franklin County, (OhioHealth Corp.), 5.00%, 5/15/40	1,200	1,311,192
Franklin County, (Trinity Health Credit Group), 5.00%, 12/1/46	2,000	2,219,960
Lucas County, (ProMedica Healthcare Obligated Group), 4.00%, 11/15/45	1,725	1,578,668
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	650	657,390
Muskingum County, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	460	476,749
Ohio, (Cleveland Clinic Health System), 4.00%, 1/1/43	2,210	2,267,151
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	870	904,983
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	1,500	1,643,610
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	450	488,579
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	215	231,484

		$27,805,540

Industrial Development Revenue — 2.8%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$2,380	$2,387,640
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(3)	1,700	1,693,387

		$4,081,027

Insured – Education — 0.1%
Kent State University, (AGC), 5.00%, 5/1/29	$175	$176,734

		$176,734

Insured – Electric Utilities — 8.7%
Cleveland, Public Power System Revenue, (AGM), 5.00%, 11/15/24	$1,500	$1,715,730
Cleveland, Public Power System Revenue, (NPFG), 0.00%, 11/15/27	2,540	1,910,156
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	2,432,220
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	2,500	1,953,850
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/28	4,750	3,565,872
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,005	1,033,251

		$12,611,079

2

Security	Principal Amount (000’s omitted)	Value
Insured – General Obligations — 24.4%
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/29(2)	$7,500	$9,434,250
Cleveland, (AMBAC), 5.50%, 10/1/23	2,105	2,422,413
Kettering City School District, (AGM), 5.25%, 12/1/31	5,705	6,845,829
Mason City School District, (AGM), 5.25%, 12/1/31	3,525	4,367,545
Springboro Community City School District, (AGM), 5.25%, 12/1/30	5,000	6,114,300
Westerville City School District, (XLCA), 5.00%, 12/1/27	5,090	6,081,074

		$35,265,411

Insured – Transportation — 8.3%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$1,170	$1,254,930
Cleveland, Airport System Revenue, (AGM), (AMT), 5.00%, 1/1/43	1,000	1,104,120
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/35	1,500	1,649,745
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	5,000	5,649,150
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	2,250	2,374,650

		$12,032,595

Other Revenue — 2.7%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$2,360	$2,364,767
Summit County Port Authority, 5.00%, 12/1/31	1,410	1,543,288

		$3,908,055

Senior Living/Life Care — 1.2%
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	$580	$627,769
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	905	1,015,383

		$1,643,152

Special Tax Revenue — 5.4%
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	$1,000	$1,083,580
Cuyahoga County, Sales Tax Revenue, 5.00%, 12/1/35	1,000	1,126,020
Delaware County, Sales Tax Revenue, 5.00%, 12/1/28	2,000	2,300,840
Franklin County Convention Facilities Authority, 5.00%, 12/1/26	1,000	1,144,250
Greater Cleveland Regional Transit Authority, Sales Tax Revenue, 5.00%, 12/1/31	435	504,822
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	570	635,607
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	940	1,045,938

		$7,841,057

Water and Sewer — 5.4%
Cleveland, Water Pollution Control Revenue, 5.00%, 11/15/41	$945	$1,048,468
Columbus, Sewerage System Revenue, 5.00%, 6/1/30	1,500	1,751,115
Lancaster, Wastewater System Revenue, 4.00%, 12/1/33	1,265	1,332,893
Northeast Ohio Regional Sewer District, 5.00%, 11/15/44	1,255	1,388,344
Toledo, Water System Revenue, 5.00%, 11/15/41	2,000	2,245,580

		$7,766,400

Total Tax-Exempt Investments — 106.4% (identified cost $144,258,804)		$153,882,346

Other Assets, Less Liabilities — (6.4)%		$(9,266,621)

Net Assets — 100.0%		$144,615,725

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2018, 39.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.6% to 21.1% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2018.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2018, the aggregate value of these securities is $1,693,387 or 1.2% of the Fund’s net assets.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	55	Short	3/20/19	$(8,030,000)	$(377,080)

					$(377,080)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guarantee Corp.

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $377,080.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

4

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$153,882,346	$—	$153,882,346
Total Investments	$—	$153,882,346	$—	$153,882,346

Liability Description
Futures Contracts	$(377,080)	$—	$—	$(377,080)
Total	$(377,080)	$—	$—	$(377,080)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 25, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 25, 2019